Corporate Expenses	12 Months Ended
Jun. 30, 2025
Corporate Expenses [Abstract]
Corporate expenses

Note 9. Corporate expenses

	Consolidated
	30 June 2025	30 June 2024
	$	$
Accounting expense	206,772	90,147
Professional fees	74,292	45,370
Management fees	-	9,125
Audit fees (non-IPO related)	126,060	77,999
Legal fee (non-IPO related)	141,723	-
	548,847	222,641